Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

			SHARES	COST	FAIR VALUE

Equities — 3.40%*:
Common Stocks — 3.27%*:
Boomerang Tube Holdings, Inc.¤			36,149,532	$3,510,832	$3,073,795
Fieldwood Energy LLC			167,574	4,057,567	5,474,140
Jupiter Resources Inc.+			1,171,624	5,662,542	3,661,325
Sabine Oil & Gas LLC			4,342	248,858	121,576
Templar Energy LLC¤			135,392	734,072	50,772
Templar Energy LLC¤			101,589	1,015,894	228,576
Total Common Stocks			37,730,053	15,229,765	12,610,184

Preferred Stocks — 0.08%*:
Pinnacle Operating Corp.¤			1,368,352	643,125	314,721
Total Preferred Stocks			1,368,352	643,125	314,721

Warrants — 0.05%*:
Appvion Holdings Corp.¤			12,892	137,280	137,279
Appvion Inc.¤			12,892	-	-
Sabine Oil & Gas LLC			13,521	60,669	50,704
Sabine Oil & Gas LLC			2,481	6,547	7,443
Total Warrants			41,786	204,496	195,426

Total Equities			39,140,191	16,077,386	13,120,331

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Fixed Income — 135.76%*:
Asset-Backed Securities — 6.99%*:
CDO/CLO — 6.99%*:
Anchorage Capital CLO LTD 2015-6A, 3M LIBOR + 6.350%^~	9.14%	7/15/2030	600,000	$612,987	$580,330
Anchorage Capital CLO LTD 2016-9A, 3M LIBOR + 7.250%^~	10.04	1/15/2029	1,500,000	1,541,304	1,497,557
BlueMountain CLO LTD 2018-23A, 3M LIBOR + 5.650%^~	8.43	10/20/2031	1,000,000	1,000,000	941,070
Carbone CLO, LTD 2017-1A, 3M LIBOR + 5.900%^~	8.68	1/20/2031	750,000	750,000	709,149
Carlyle Global Market Strategies 2013-3A, 3M LIBOR + 7.750%^~	10.54	10/15/2030	1,000,000	1,000,000	908,659
Carlyle Global Market Strategies 2017-5A, 3M LIBOR + 5.300%^~	8.06	1/20/2030	700,000	700,000	645,391
Cedar Funding LTD 2016-6A, 3M LIBOR + 5.900%^~	8.66	10/20/2028	2,500,000	2,500,000	2,481,250
Galaxy CLO Ltd 2017-24A, 3M LIBOR + 5.500%^~	8.29	1/15/2031	1,000,000	1,000,000	920,503
GoldenTree Loan Management 2018-3A, 3M LIBOR + 6.500%^~	9.26	4/22/2030	1,500,000	1,417,017	1,259,277
GoldenTree Loan Opportunities XI Ltd 2015-11A, 3M LIBOR + 5.400%^~	8.18	1/18/2031	500,000	500,000	464,262
KKR Financial CLO Ltd 2017-20, 3M LIBOR + 5.500%^~	8.28	10/16/2030	1,500,000	1,500,000	1,373,726
LCM LTD 2019-30, 3M LIBOR + 6.950%¤^~	9.55	4/21/2031	1,100,000	1,100,000	1,100,000
Madison Park Funding Ltd 2015-19A, 3M LIBOR + 4.350%^~	7.11	1/22/2028	1,000,000	1,000,000	922,120
Madison Park Funding Ltd 2016-22, 3M LIBOR + 6.650%^~	9.42	10/25/2029	1,000,000	1,025,393	998,191
Madison Park Funding Ltd 2016-24, 3M LIBOR + 7.150%^~	9.91	1/20/2028	1,000,000	1,034,474	1,000,703
Madison Park Funding Ltd 2018-29A, 3M LIBOR + 7.570%^~#	10.35	10/18/2030	2,000,000	1,960,000	1,781,798
Magnetite CLO LTD 2016-18A, 3M LIBOR + 7.600%^~	10.28	11/15/2028	1,400,000	1,386,000	1,302,983
OHA Credit Partners LTD 2015-11A, 3M LIBOR + 7.900%^~	10.66	1/20/2031	2,000,000	1,970,323	1,818,148
OHA Loan Funding LTD 2013-1A, 3M LIBOR + 7.900%^~	10.67	7/23/2031	1,500,000	1,477,500	1,358,172
Sound Point CLO LTD 2017-4A, 3M LIBOR + 5.500%^~	8.26	1/21/2031	2,000,000	2,000,000	1,852,076
Steele Creek CLO Ltd 2017-1A, 3M LIBOR + 6.200%^~	8.99	10/15/2030	800,000	800,000	753,843
Wellfleet CLO Ltd 2017-3A, 3M LIBOR + 5.550%^~	8.32	1/17/2031	1,500,000	1,500,000	1,356,996
Wind River CLO Ltd 2017-4A, 3M LIBOR + 5.800%^~	8.44	11/20/2030	1,000,000	1,000,000	940,380
Total CDO/CLO			28,850,000	28,774,998	26,966,584

Total Asset-Backed Securities			28,850,000	28,774,998	26,966,584

Bank Loans§ — 19.18%*:

Broadcasting and Entertainment — 1.16%*:
Endemol, 3M LIBOR + 5.750%+~	8.35	8/11/2021	4,491,092	4,353,420	4,460,238
Total Broadcasting and Entertainment			4,491,092	4,353,420	4,460,238

Cargo Transport — 0.77%*:
PS Logistics, 3M LIBOR + 4.750%~	7.25	3/6/2025	2,985,000	3,009,914	2,966,344
Total Cargo Transport			2,985,000	3,009,914	2,966,344

Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Bank Loans (Continued)

Chemicals, Plastics and Rubber — 0.53%*:
Colouroz Investment 2 LLC, 3M LIBOR + 7.250%+~	10.03%	9/7/2022	2,033,201	$2,025,452	$1,714,659
SI Group, 3M LIBOR + 4.750%~	9.20	10/15/2025	310,922	299,006	310,144
Total Chemicals, Plastics and Rubber			2,344,123	2,324,458	2,024,803

Diversified/Conglomerate Manufacturing — 0.90%*:
Averys, 3M LIBOR + 8.250%+~	8.25	8/7/2026	500,000	571,943	560,878
Commercial Vehicle Group Inc., 1M LIBOR + 6.000%~	8.53	4/12/2023	588,832	579,586	582,944
SunSource, Inc., 1M LIBOR + 8.000%~	10.50	4/30/2026	2,500,000	2,521,991	2,343,750
Total Diversified/Conglomerate Manufacturing			3,588,832	3,673,520	3,487,572

Diversified/Conglomerate Service — 3.65%*:
Cologix, 1M LIBOR + 7.000%~	9.49	3/21/2025	1,000,000	990,000	958,500
Misys (Finastra), 3M LIBOR + 7.250%+~	9.85	6/16/2025	13,630,136	13,630,482	13,104,831
Total Diversified/Conglomerate Service			14,630,136	14,620,482	14,063,331

Electronics — 2.80%*:
Allflex Holdings, Inc., 3M LIBOR + 7.000%~	9.49	7/19/2021	5,526,776	5,511,631	5,508,372
PowerSchool, 1M LIBOR + 6.750%~	9.49	7/31/2026	3,500,000	3,465,000	3,421,250
Veritas US Inc., 3M LIBOR + 4.500%~	7.02	1/27/2023	2,000,000	1,857,188	1,846,560
Total Electronics			11,026,776	10,833,819	10,776,182

Healthcare, Education and Childcare — 3.42%*:
Argon Medical Devices, 1M LIBOR + 8.000%~	10.50	1/23/2026	8,179,057	8,259,949	8,056,371
ADVANZ PHARMA Corp., 1M LIBOR + 5.500%+~	7.99	9/6/2024	3,960,000	3,886,052	3,731,191
Prospect Medical Holdings, 1M LIBOR + 5.500%~	8.00	2/16/2024	1,551,365	1,533,678	1,407,864
Total Healthcare, Education and Childcare			13,690,422	13,679,679	13,195,426

Home and Office Furnishings, Housewares, and Durable Consumer Products — 1.01%*:
Serta Simmons Beddings LLC, 1M LIBOR + 8.000%~	10.49	11/8/2024	7,933,333	7,133,028	3,907,167
Total Home and Office Furnishings, Housewares, and Durable Consumer Products			7,933,333	7,133,028	3,907,167

Information Technology — 0.18%*:
BMC Software Finance, 3M LIBOR + 4.250%~	6.85	10/2/2025	711,341	704,228	695,813
Total Information Technology			711,341	704,228	695,813

Insurance — 0.79%*:
Asurion, 1M LIBOR + 6.500%~	9.00	8/4/2025	3,000,000	3,073,099	3,036,240
Total Insurance			3,000,000	3,073,099	3,036,240

Mining, Steel, Iron and Non-Precious Metals — 0.65%*:
Boomerang Tube, LLC, 3M LIBOR + 6.500%¤~	7.49	11/1/2066	2,540,684	2,540,684	2,540,684
Total Mining, Steel, Iron and Non-Precious Metals			2,540,684	2,540,684	2,540,684

Oil and Gas — 3.32%*:
Fieldwood Energy LLC, 1M LIBOR + 5.250%~	7.75	4/11/2022	6,751,171	6,234,950	6,481,124
Fieldwood Energy LLC, 1M LIBOR + 7.250%~	9.75	4/11/2023	7,481,592	2,311,313	6,312,593
Total Oil and Gas			14,232,763	8,546,263	12,793,717

Total Bank Loans			81,174,502	74,492,594	73,947,517

Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Corporate Bonds — 109.59%*:
Aerospace and Defense — 2.13%*:
Swissport Investments+^	6.75%	12/15/2021	365,000	$399,636	$422,895
TransDigm Group, Inc.^	7.50	3/15/2027	3,000,000	2,977,500	3,075,000
Triumph Group, Inc.#	7.75	8/15/2025	1,289,000	1,289,000	1,230,995
VistaJet Malta Finance PLC^#	7.75	6/1/2020	3,510,000	3,371,520	3,483,675
Total Aerospace and Defense			8,164,000	8,037,656	8,212,565

Automotive — 1.37%*:
Garrett Motion+^	5.13	10/15/2026	1,250,000	1,272,284	1,325,073
Power Solutions^	8.50	5/15/2027	3,965,000	3,976,900	3,974,912
Total Aerospace and Defense			5,215,000	5,249,184	5,299,985

Beverage, Food and Tobacco — 3.36%*:
Boparan Finance plc+^	5.50	7/15/2021	800,000	1,022,091	711,950
Carrols Corp.#	8.00	5/1/2022	709,000	722,128	725,307
JBS S.A.^#	6.75	2/15/2028	2,886,000	2,886,000	2,987,010
JBS USA LLC^#	7.25	6/1/2021	3,000,000	3,030,347	3,021,000
Manitowoc Foodservice#	9.50	2/15/2024	1,074,000	1,074,000	1,158,577
Refresco Group N.V.+^	6.50	5/15/2026	1,600,000	1,931,981	1,825,769
Simmons Foods, Inc.^	5.75	11/1/2024	2,885,000	2,072,085	2,531,587
Total Beverage, Food and Tobacco			12,954,000	12,738,632	12,961,200

Broadcasting and Entertainment — 5.22%*:
Arqiva Broadcast+^	6.75	9/30/2023	4,950,000	6,340,123	6,848,495
Clear Channel Worldwide Holdings Inc.^	9.25	2/15/2024	642,000	642,000	680,520
Dish DBS Corp.#	7.75	7/1/2026	7,094,000	6,861,945	6,171,780
Intelsat Jackson Holdings Ltd.^#	9.75	7/15/2025	4,609,000	4,836,929	4,679,518
Intelsat Jackson Holdings Ltd.^#	8.50	10/15/2024	1,801,000	1,801,000	1,751,473
Total Broadcasting and Entertainment			19,096,000	20,481,997	20,131,786

Buildings and Real Estate — 0.13%*:
Realogy Group^	9.38	4/1/2027	477,000	477,000	488,329
Total Buildings and Real Estate			477,000	477,000	488,329

Cargo Transport — 5.53%*:
Direct ChassisLink, Inc.^#	10.00	6/15/2023	8,444,000	8,599,807	8,940,085
Kenan Advantage^#	7.88	7/31/2023	10,000,000	10,052,462	9,675,000
XPO Logistics Inc.^	6.75	8/15/2024	2,636,000	2,636,000	2,688,720
Total Cargo Transport			21,080,000	21,288,269	21,303,805

Chemicals, Plastics and Rubber — 9.25%*:
Carlyle Group^#	8.75	6/1/2023	3,000,000	2,970,300	2,917,500
Chemours Co.#	7.00	5/15/2025	5,962,000	5,616,872	6,275,005
Consolidated Energy Finance S.A.^#	6.88	6/15/2025	1,779,000	1,770,105	1,792,343
CVR Partners LP^#	9.25	6/15/2023	6,213,000	6,146,835	6,508,118
Diversey^	5.63	8/15/2025	1,500,000	1,604,724	1,571,579
Nouryon+^#	8.00	10/1/2026	4,214,000	4,228,357	4,245,605
Nouryon+^	6.50	10/1/2026	2,700,000	3,009,940	3,030,211
Pinnacle Operating Corp.^#	9.00	5/15/2023	1,993,613	1,993,613	1,036,679
TPC Group, Inc.^#	8.75	12/15/2020	8,398,000	8,403,560	8,272,030
Total Chemicals, Plastics and Rubber			35,759,613	35,744,306	35,649,070

Diversified/Conglomerate Manufacturing — 0.80%*:
Manitowoc Cranes^	9.00	4/1/2026	3,038,000	3,056,714	3,075,975
Total Diversified/Conglomerate Manufacturing			3,038,000	3,056,714	3,075,975

Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Diversified/Conglomerate Service — 4.21%*:
Algeco Scotsman+^	6.50%	2/15/2023	1,750,000	$2,128,243	$2,041,430
ADT Corp/Protection One^#	9.25	5/15/2023	12,337,000	13,032,509	12,953,850
Carlson Travel Holdings Inc.^#	9.50	12/15/2024	1,305,000	1,305,000	1,256,063
Total Diversified/Conglomerate Service			15,392,000	16,465,752	16,251,343

Diversified Natural Resources, Precious Metals and Minerals — 0.52%*:
IAMGOLD Corporation+^#	7.00	4/15/2025	2,000,000	2,000,000	2,025,000
Total Diversified Natural Resources, Precious Metals and Minerals			2,000,000	2,000,000	2,025,000

Electronics — 5.48%*:
International Wire Group Inc.^#	10.75	8/1/2021	7,389,000	7,064,560	7,389,000
TIBCO Software, Inc.^#	11.38	12/1/2021	2,915,000	3,081,519	3,103,018
Veritas Bermuda Ltd.^#	10.50	2/1/2024	11,925,000	9,855,961	10,643,062
Total Electronics			22,229,000	20,002,040	21,135,080

Finance — 3.80%*:
Galaxy Finco Ltd.+^#	7.88	11/15/2021	3,900,000	6,351,156	4,951,575
GFKL Financial Services+^#	8.50	11/1/2022	3,975,000	5,714,982	4,672,481
GFKL Financial Services+^#	11.00	11/1/2023	1,600,000	2,200,592	1,801,383
Virtu Financial LLC^#	6.75	6/15/2022	3,132,000	3,132,000	3,230,126
Total Finance			12,607,000	17,398,730	14,655,565

Healthcare, Education and Childcare — 16.69%*:
Advanz Pharma Corp.+	8.00	9/6/2024	500,000	479,274	470,000
Avantor Performance Materials Holdings, Inc.^#	9.00	10/1/2025	5,180,000	5,277,337	5,613,825
Bausch Health Companies Inc.^#	9.00	12/15/2025	12,922,000	13,184,882	14,037,169
Bausch Health Companies Inc.^#	9.25	4/1/2026	3,397,000	3,397,000	3,717,337
Bausch Health Companies Inc.^#	8.50	1/31/2027	317,000	317,000	336,020
Endo International^	6.00	2/1/2025	3,248,000	2,665,100	2,349,213
Endo International^	7.50	4/1/2027	1,890,000	1,890,000	1,916,460
Envision Healthcare Corp.^#	8.75	10/15/2026	17,559,000	16,588,316	15,649,459
Horizon Pharma plc^#	8.75	11/1/2024	1,595,000	1,597,004	1,732,569
Regionalcare Hospital Partners, Inc.^#	8.25	5/1/2023	9,996,000	10,074,800	10,633,245
Surgery Center Holdings, Inc.^#	8.88	4/15/2021	2,950,000	2,992,850	3,089,535
Synlab+^	8.25	7/1/2023	2,000,000	2,533,832	2,375,191
Tenet Healthcare Corporation#	8.13	4/1/2022	1,700,000	1,683,385	1,828,945
Teva Pharmaceutical+#	6.75	3/1/2028	578,000	578,000	582,689
Total Healthcare, Education and Childcare			63,832,000	63,258,780	64,331,657

Home and Office Furnishings, Housewares, and Durable Consumer Products — 1.64%*:
Balta+^#	7.75	9/15/2022	4,171,500	4,850,441	4,562,286
Herbalife Ltd.^#	7.25	8/15/2026	585,000	585,000	602,550
Mattel, Inc.^#	6.75	12/31/2025	1,169,000	1,169,000	1,150,004
Total Home and Office Furnishings, Housewares, and Durable Consumer Products			5,925,500	6,604,441	6,314,840

Hotels, Motels, Inns and Gaming — 1.17%*:
Boyne USA, Inc.^#	7.25	5/1/2025	950,000	950,000	1,016,500
TVL Finance Plc+^	8.50	5/15/2023	2,560,000	3,623,199	3,483,745
Total Hotels, Motels, Inns and Gaming			3,510,000	4,573,199	4,500,245

Insurance — 1.95%*:
Acrisure LLC^	8.13	2/15/2024	734,000	734,000	760,541
Onex York Acquisition Corp.^#	8.50	10/1/2022	8,309,000	7,629,056	6,771,835
Total Insurance			9,043,000	8,363,056	7,532,376

Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Leisure, Amusement, Motion Pictures and Entertainment — 1.64%*:
Perform Group+^	8.50%	11/15/2020	2,600,000	$3,439,004	$3,411,785
Thomas Cook+^	3.88	7/15/2023	150,000	118,390	111,895
Thomas Cook+^	6.25	6/15/2022	1,200,000	1,105,831	1,047,405
Vue Cinemas+^	7.88	7/15/2020	1,275,000	1,673,968	1,656,065
Vue Cinemas+^	4.94	7/15/2020	100,000	112,765	111,418
Total Leisure, Amusement, Motion Pictures and Entertainment			5,325,000	6,449,958	6,338,568

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 2.65%*:
Apex Tool Group LLC^#	9.00	2/15/2023	10,627,000	10,365,162	10,201,920
Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)			10,627,000	10,365,162	10,201,920

Mining, Steel, Iron and Non-Precious Metals — 11.45%*:
Alliance Resources Partners, L.P.^#	7.50	5/1/2025	764,000	764,000	795,515
Big River Steel LLC^#	7.25	9/1/2025	1,547,000	1,547,000	1,617,079
Consol Energy Inc.^#	11.00	11/15/2025	9,316,000	9,688,385	10,573,660
First Quantum Minerals+^#	7.25	4/1/2023	2,000,000	1,909,254	1,955,000
First Quantum Minerals+^#	7.50	4/1/2025	6,775,000	6,608,138	6,487,063
Hecla Mining Company#	6.88	5/1/2021	5,888,000	5,776,074	5,888,000
Kissner Milling Company Limited^#	8.38	12/1/2022	6,475,000	6,467,491	6,758,281
Northwest Acquisitions ULC+^#	7.13	11/1/2022	2,411,000	2,275,083	2,121,680
SunCoke Energy Inc.^#	7.50	6/15/2025	2,743,000	2,702,212	2,777,288
TMS International Corp.^#	7.25	8/15/2025	2,250,000	2,250,000	2,179,170
United States Steel Corp.#	6.88	8/15/2025	2,093,000	2,093,000	2,035,442
Warrior Met Coal Inc.^#	8.00	11/1/2024	914,000	914,000	954,559
Total Mining, Steel, Iron and Non-Precious Metals			43,176,000	42,994,637	44,142,737

Oil and Gas — 21.14%*:
Calumet Specialty Products	7.63	1/15/2022	4,176,000	3,876,221	3,862,800
CGG Holdings+^	7.88	5/1/2023	1,200,000	1,442,425	1,446,391
Chaparral Energy Inc.^#	8.75	7/15/2023	2,589,000	2,589,000	1,773,465
CITGO Holding Inc.^#	10.75	2/15/2020	11,363,000	11,410,002	11,649,348
Covey Park Energy LLC^#	7.50	5/15/2025	1,597,000	1,602,402	1,477,225
Ensco PLC#	7.75	2/1/2026	603,000	603,000	508,781
Enven Energy Ventures^#	11.00	2/15/2023	3,572,000	3,572,000	3,924,735
EP Energy^#	8.00	2/15/2025	7,183,000	5,705,409	2,478,135
Ferrellgas Partners LP#	8.63	6/15/2020	6,068,000	6,049,427	4,581,340
Ferrellgas Partners LP#	8.63	6/15/2020	1,254,000	1,234,676	946,770
Globe Luxembourg SA+^#	9.88	4/1/2022	3,103,000	3,178,125	2,668,580
Globe Luxembourg SA+^#	9.63	4/1/2023	4,238,000	4,294,306	3,544,027
Jonah Energy LLC^#	7.25	10/15/2025	5,714,000	4,968,487	3,028,420
Kosmos Energy Ltd.+^#	7.88	8/1/2021	6,414,000	6,251,294	6,546,770
Kosmos Energy Ltd.+^#	7.88	8/1/2021	3,984,000	3,909,976	4,066,469
Neptune Energy^#	6.63	5/15/2025	1,600,000	1,600,000	1,568,000
Pbf Holding Company LLC#	7.00	11/15/2023	1,000,000	997,500	1,028,500
Pbf Logistics LP#	6.88	5/15/2023	1,117,000	1,117,000	1,136,547
Topaz Marine SA+^#	9.13	7/26/2022	8,500,000	8,500,000	8,609,157
Vine Oil & Gas^#	9.75	4/15/2023	13,476,000	12,180,811	11,117,700
Welltec+^#	9.50	12/1/2022	5,713,000	5,691,698	5,527,327
Total Oil and Gas			94,464,000	90,773,759	81,490,487

Personal and Non Durable Consumer Products — 0.31%*:
High Ridge Brands Co.^	8.88	3/15/2025	2,982,000	2,982,000	1,192,800
Total Personal and Non Durable Consumer Products			2,982,000	2,982,000	1,192,800

Personal Transportation — 1.13%*:
Hertz Corporation^#	7.63	6/1/2022	3,678,000	3,673,596	3,764,433
Naviera Armas, 3M EURIBOR + 6.500%+^~	6.50	7/31/2023	525,000	609,816	582,591
Total Personal Transportation			4,203,000	4,283,412	4,347,024

Barings Global Short Duration High Yield Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Printing and Publishing — 0.52%*:
Cimpress N.V.^#	7.00%	6/15/2026	2,069,000	$2,069,000	$1,991,413
Total Printing and Publishing			2,069,000	2,069,000	1,991,413

Retail Store — 2.03%*:
Aurum+^	8.50	4/15/2023	600,000	854,701	786,914
Douglas GMBH+^	6.25	7/15/2022	775,000	759,324	804,061
Ken Garff Automotive^#	7.50	8/15/2023	1,092,000	1,092,000	1,108,380
Maxeda DIY+^	6.13	7/15/2022	750,000	855,530	822,387
Travelex+^#	8.00	5/15/2022	4,000,000	4,421,260	4,298,611
Total Retail Store			7,217,000	7,982,815	7,820,353

Telecommunications — 3.46%*:
Altice S.A.+^#	9.00	6/15/2023	3,150,000	4,090,792	3,683,704
Commscope Inc.^	8.25	3/1/2027	1,204,000	1,204,000	1,249,150
Digicel Limited+^#	8.25	9/30/2020	3,000,000	2,970,329	2,309,967
Hughes Satellite Systems Corp#	6.63	8/1/2026	3,000,000	2,933,262	2,940,000
Sprint Corp.#	7.63	3/1/2026	3,108,000	3,105,500	3,149,958
Total Telecommunications			13,462,000	14,303,883	13,332,779

Utilities — 2.01%*:
Nordex+^	6.50	2/1/2023	1,950,000	2,421,789	2,174,736
NRG Energy#	7.25	5/15/2026	1,385,000	1,390,249	1,523,763
Techem+^	6.00	7/30/2026	3,500,000	3,984,195	4,061,784
Total Utilities			6,835,000	7,796,233	7,760,283

Total Corporate Bonds			430,682,113	435,740,615	422,487,185

Total Fixed Income			540,706,615	539,008,207	523,401,286

Total Investments			579,846,806	555,085,593	536,521,617

Other assets and liabilities — (39.16)%					(150,991,742)
	Net Assets — 100%				$385,529,875

‡	The effective interest rates are based on settled commitment amount.
*	Calculated as a percentage of net assets applicable to common shareholders.
¤	Value determined using significant unobservable inputs, security is categorized as Level 3.
+	Foreign security.
^
Security exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

~	Variable rate security. The interest rate shown is the rate in effect at March 31, 2019.
#	All or a portion of the security is segregated as collateral for the credit facility.
§
Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2019. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

Distributions of investments by country of risk. Percentage of assets are expressed by market value excluding cash and accrued income as of March 31, 2019.

United States	73.6%
United Kingdom	10.7%
Netherlands	2.7%
Germany	2.1%
Ghana	2.0%
Azerbaijan	1.6%
Zambia	1.6%
Canada	1.5%
Denmark	1.0%
(Individually less than 1%)	3.2%
100.0%

A summary of outstanding derivatives at March 31, 2019 is as follows:

Schedule of Open Forward Currency Contracts
March 31, 2019 (Unaudited)

					Forward	Unrealized
Currency to be		Currency to be		Counterparty of	Settlement	Appreciation /
Received		Delivered(1)		Contract	Date	(Depreciation)
40,157,897	USD	(40,025,267)	EUR	JP MORGAN CHASE SECURITIES INC.	4/12/2019	132,630
398,228	USD	(394,325)	GBP	BANK OF NEW YORK	4/12/2019	3,903
29,223,616	USD	(29,239,533)	GBP	JP MORGAN CHASE SECURITIES INC.	4/12/2019	(15,917)
618,782	USD	(613,198)	GBP	MORGAN STANLEY & CO. INCORPORATED	4/12/2019	5,584
						$126,200

(1) Values are listed in U.S. dollars.

Schedule of Investments.

Valuation of Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets:
Equities:
Common Stocks	$-	$9,257,041	$3,353,143	$12,610,184
Preferred Stocks	-	-	314,721	314,721
Warrants	-	58,147	137,279	195,426
Total Equities:	-	9,315,188	3,805,143	13,120,331
Fixed Income:
Asset-Backed	$-	$25,866,584	$1,100,000	$26,966,584
Securities Bank Loans	-	71,406,833	2,540,684	73,947,517
Corporate Bonds	-	422,487,185	-	422,487,185
Total Fixed Income	$-	$519,760,602	$3,640,684	$523,401,286
Derivative Securities:
Foreign Exchange Contracts:	$-	$142,117	$-	$142,117
Total Derivative Securities	$-	$142,117	$-	$142,117
Total Assets	$-	$529,217,907	$7,445,827	$536,663,734
Liabilities:
Foreign Exchange Contracts	$-	$15,917	$-	$15,917
Total Liabilities:	$-	$15,917	$-	$15,917

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2019:

Type of Assets	Fair Value as of March 31, 2019	Valuation Technique(s)	Unobservable Input

Equities
Appvion Holdings Corp.	$137,279	Broker Quote	$10.65; pricing source depth of 1.
Boomerang Tube Holdings, Inc.	$3,073,795	Broker Quote	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount rate 10%
Pinnacle Operating Corp.	$314,721	Broker Quote	$0.23; pricing source depth of 1.
Templar Energy LLC	$228,576	Broker Quote	$2.25; pricing source depth of 1.
Templar Energy LLC	$50,772	Broker Quote	$0.375; pricing source depth of 1.

Asset-Backed Securities
LCM LTD 2019-30	$1,100,000	Broker Quote	$100.00; pricing source depth of 1.

Bank Loans
Boomerang Tube, LLC	$2,540,684	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount rate 10%

Appvion Holdings Corp. restructured its debt securities on August 28, 2018.  The Fund subsequently received new equity securities, all of which are considered Level 3.

Boomerang Tube, LLC restructured its debt securities on February 2, 2016.  The Fund subsequently received new debt securities, all of which are considered Level 3.

Templar Energy, LLC restructured its Second Lien Term Loan on September 14, 2016.  The Fund subsequently received new equity securities, all of which are considered Level 3.

Although the Fund believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The Fund discloses transfers between levels based on valuations at the end of the reporting period. Based on end of period market values, $179,723 was transferred from Level 3 to Level 2 for the period from January 1, 2019 through March 31, 2019. The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	BALANCE AT DECEMBER 31, 2018	TRANSFERS INTO LEVEL 3	Transfers out of Level 3	PURCHASES	SALES	ACCRETION OF DISCOUNT	REALIZED GAIN / (LOSS)	CHANGE IN UNREALIZED	BALANCE AT MARCH 31, 2019	CHANGE IN UNREALIZED APPRECIATION / (DEPRECIATION) FROM INVESTMENTS HELD AS OF MARCH 31, 2019
Equities
Common Stocks	$4,000,008	$0	($121,576)	$150,191	$0	$0	$0	$0	$3,353,143	($675,480)
Preferred Stocks	$136,835	$0	$0	$0	$0	$0	$0	$0	$314,721	$177,886
Warrants	$157,547	$0	($50,704)	$0	$0	$0	$0	$0	$137,279	$30,436
Total Equities	$4,294,390	$0	($172,280)	$150,191	$0	$0	$0	$0	$3,805,143	($467,158)
Fixed Income
Asset-Backed Securities	$0	$0	$0	$1,100,000	$0	$0	$0	$0	$1,100,000	$0
Bank Loans	$2,540,684	$0	$0	$0	$0	$0	$0	$0	$2,540,684	$0
Total Fixed Income	$2,540,684	$0	$0	$1,100,000	$0	$0	$0	$0	$3,640,684	$0
Total	$6,835,074	$0	($172,280)	$1,250,191	$0	$0	$0	$0	$7,445,827	($467,158)